STOCK BASED COMPENSATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Number of options, Beginning Balance	4,856,982	4,312,165	4,162,061
Number of options, Granted	349,015	2,148,146	1,390,225
Number of options, Exercised	0	(219,755)	(1,086,102)
Number of options, Forfeited	(1,209,054)	(721,327)	(151,019)
Number of options, Expired	(218,746)	(662,247)	(3,000)
Number of options, Ending Balance	3,778,197	4,856,982	4,312,165
Number of options, Exercisable	1,901,011
Number of options, Vested and expected to vest	3,402,599
Weighted average exercise price (CDN$)
Weighted average exercise price, Begining balance	$ 3.66	$ 4.52	$ 4.23
Weighted average exercise price, Granted	$ 1.54	$ 2.53	$ 3.60
Weighted average exercise price, Exercised	$ 0	$ 2.26	$ 2.24
Weighted average exercise price, Forfeited	$ 3.82	$ 4.19	$ 4.38
Weighted average exercise price, Expired	$ 4.51	$ 5.52	$ 1.71
Weighted average exercise price, Ending balance	$ 3.36	$ 3.66	$ 4.52
Weighted average exercise price, Exercisable as of December 31, 2014	$ 4.04
Weighted average exercise price, Vested and expected to vest as of December 31, 2014	$ 3.46
Average remaining contractual life in years
Average remaining contractual life in years, Exercisable as of December 31, 2014	3 years 3 months 18 days
Average remaining contractual life in years, Vested and expected to vest as of December 31, 2014	3 years 9 months 18 days
Aggregate intrinsic value (CDN$)
Aggregate intrinsic value, Exercisable as of December 31, 2014	$ 0
Aggregate intrinsic value, Vested and expected to vest as of December 31, 2014	$ 27